Expense Example - Voya Large Cap Value Fund	May 31, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	360
Expense Example, with Redemption, 5 Years	637
Expense Example, with Redemption, 10 Years	1,427
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	658
Expense Example, with Redemption, 3 Years	870
Expense Example, with Redemption, 5 Years	1,100
Expense Example, with Redemption, 10 Years	1,758
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	264
Expense Example, with Redemption, 3 Years	546
Expense Example, with Redemption, 5 Years	953
Expense Example, with Redemption, 10 Years	2,090
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	228
Expense Example, with Redemption, 5 Years	408
Expense Example, with Redemption, 10 Years	928
Class W
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	421
Expense Example, with Redemption, 10 Years	961
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	391
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	1,541
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	394
Expense Example, with Redemption, 10 Years	$ 895